Schedule of Reconciliation of Provision for Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Subsequent Events [Abstract]
Credit loss on AFS debt securities (Note 5)				$ 12,621
Bad debt expense on related party receivable (Note 9)				6,723
Bad debt expense on other receivables			6,016	1,236
Provision for credit losses	$ 524		$ 6,016	$ 20,580